Long-Term Debt and Other Financial Liabilities, Leader Alpha Bank Loan Facility (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) Installment	Dec. 31, 2019 USD ($) Installment	Mar. 06, 2015 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 185,509		$ 173,289	$ 185,509
Leader Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity					$ 8,750
Number of consecutive payment installments | Installment			8	4
Frequency of periodic payment			Quarterly
Installment payment	$ 100	$ 250	$ 250
Installment payments deferred		$ 503
Maturity date			Dec. 31, 2022
Balloon payment			$ 2,303
Term of moving average balance			30 days
Moving average balance			$ 500
Amendment fee			50
Balance outstanding			$ 4,303
Leader Alpha Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate			3.75%